TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Transactions With Related Parties
	Year ended December 31,
	2016	2017	2018
	In USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	1,912	2,183	2,680
Number of individuals to which this benefit related	6	6	6
Compensation and benefits to directors, including benefit component of equity instrument grants	316	356	307
Number of individuals to which this benefit related	7	7	7

Schedule of Key Management Compensation
Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2016	2017	2018
	In USD thousands
Salaries and other short-term employee benefits	1,609	1,808	1,669
Post-employment benefits	129	136	137
Other long-term benefits	30	34	35
Share-based compensation	460	561	1,146
	2,228	2,539	2,987